SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
 NOTE 6 -      SOFTWARE DEVELOPMENT COSTS

Software development costs as of December 31, were as follows:

	December 31,
	2014	2013
Capitalized software development costs	$2,724,082	$2,724,082
Accumulated amortization	(1,847,274)	(1,410,803)
Sub-total	876,808	$1,313,279
Cumulative Impairment charge	(876,808)	(876,808)
Total	$-	$436,471

Amortization expense related to these costs was $436,471 and $436,465 for the years ended December 31, 2014 and 2013, respectively.